Faegre Drinker Biddle & Reath LLP
320 S. Canal Street, Suite 3300
Chicago, IL 60606
Telephone: (312) 569-1000
www.faegredrinker.com

December 28, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth Opportunistic Municipal Income Fund, Inc. (the “Fund”) 1933 Act File No. 333-260485 1940 Act File No. 811-23366

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before January 5, 2024. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Josh Deringer Jon Mohrhardt Marc Collins